Accounts Payables and Other Current Liabilities (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payable [Abstract]
Employees and related institutions	$ 313	$ 584
Accrued expenses	933	665
Other	286	279
Other accounts payable and accruals	$ 1,532	$ 1,528